Summary of consolidated financial statement by segment (Parenthetical) (Detail) (Corporate and Other, USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Corporate and Other
Segment Reporting Information [Line Items]
Write-off of bid costs previously capitalized and other legal and consulting costs	$ 10.2